Business Segments (Details) - USD ($) $ in Millions		3 Months Ended										12 Months Ended
		Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Reportable Segment Information
Revenues		$ 3,614.7		$ 4,431.4	$ 3,826.7	$ 4,580.4	$ 3,819.1		$ 4,161.4	$ 3,900.6	$ 4,497.5	$ 16,453.2	$ 16,378.6		$ 14,813.5
Asset Impairments and Other Related Charges												0.0	0.0		226.4
Depreciation and Amortization												2,009.7	1,897.6		1,712.5
Interest and Investment Income												7.9	7.4		57.9
Carrying Costs Income												23.5	33.2		30.2
Interest Expense												873.9	868.0		890.0
Income Tax Expense (Credit)												919.6	902.6		677.7
Income from Continuing Operations		205.2		511.8	431.4	620.2	159.6		484.2	388.4	558.3	1,768.6	1,590.5		1,473.9
Income from Discontinued Operations, Net of Tax		265.5	[1]	7.8	(0.1)	10.5	31.9		10.2	2.7	2.7	283.7	47.5		10.3
NET INCOME (LOSS)		470.7		$ 519.6	$ 431.3	$ 630.7	191.5	[2]	$ 494.4	$ 391.1	$ 561.0	2,052.3	1,638.0		1,484.2
Gross Property Additions												4,513.3	4,194.8		3,648.4
Balance Sheet Information
Total Property, Plant and Equipment		65,481.4					63,605.9					65,481.4	63,605.9
Accumulated Depreciation and Amortization		19,348.2					19,970.8					19,348.2	19,970.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		46,133.2					43,635.1	[3]				46,133.2	43,635.1	[3]
Assets from Discontinued Operations							624.9						624.9
Total Assets		61,683.1					59,544.6					61,683.1	59,544.6		56,321.0
Investments in Equity Method Investees		720.5					648.4					720.5	648.4
Long-term Debt Due Within One Year - Affiliated		0.0					0.0					0.0	0.0
Long-term Debt Due Within One Year		1,831.8					2,500.4					1,831.8	2,500.4
Long-term Debt - Affiliated		0.0					0.0					0.0	0.0
Long-term Debt		17,740.9					16,012.0					17,740.9	16,012.0
Total Long-term Debt Outstanding		19,572.7					18,512.4	[4],[5]				19,572.7	18,512.4	[4],[5]
Liabilities from Discontinued Operations	[6]						434.8						434.8
Consolidation Eliminations [Member]
Reportable Segment Information
Sales Revenue, Net												0.0	(51.2)	[7]	(79.5)	[7]
Revenues												(1,116.5)	(2,056.3)		(3,489.1)
Asset Impairments and Other Related Charges															0.0
Depreciation and Amortization	[8]											15.5	(43.7)		(66.8)
Interest and Investment Income												(15.3)	(19.4)		(21.8)
Carrying Costs Income												0.1	0.0		0.0
Interest Expense	[8]											(27.2)	(31.7)		(33.5)
Income Tax Expense (Credit)												0.0	0.0		0.0
Income from Continuing Operations												0.0	0.0		0.0
Income from Discontinued Operations, Net of Tax												0.0	0.0		0.0
NET INCOME (LOSS)												0.0	0.0		0.0
Gross Property Additions												(17.8)	(28.0)		(81.4)
Balance Sheet Information
Total Property, Plant and Equipment	[8]	(279.2)					(271.5)					(279.2)	(271.5)
Accumulated Depreciation and Amortization	[8]	(112.2)					(98.2)					(112.2)	(98.2)
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	[8]	(167.0)					(173.3)					(167.0)	(173.3)
Assets from Discontinued Operations							0.0						0.0
Total Assets	[8],[9]	(21,083.4)					(20,346.6)					(21,083.4)	(20,346.6)		(19,530.2)
Investments in Equity Method Investees		0.0					0.0					0.0	0.0
Long-term Debt Due Within One Year - Affiliated		0.0					(197.0)					0.0	(197.0)
Long-term Debt Due Within One Year		0.0					0.0					0.0	0.0
Long-term Debt - Affiliated		(52.2)					(52.2)					(52.2)	(52.2)
Long-term Debt		0.0					0.0					0.0	0.0
Total Long-term Debt Outstanding		(52.2)					(249.2)					(52.2)	(249.2)
Liabilities from Discontinued Operations							0.0						0.0
Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net												(1,116.5)	(2,005.1)		(3,409.6)
Vertically Integrated Utilities [Member]
Reportable Segment Information
Sales Revenue, Net												9,069.9	9,396.8	[10]	9,346.6
Revenues												9,172.2	9,484.4		9,992.5
Asset Impairments and Other Related Charges															72.1
Depreciation and Amortization												1,062.6	1,033.0		941.5
Interest and Investment Income												4.6	3.4		7.2
Carrying Costs Income												11.8	6.7		13.8
Interest Expense												517.4	525.5		540.1
Income Tax Expense (Credit)												449.3	433.5		398.1
Income from Continuing Operations												900.2	711.8		681.7
Income from Discontinued Operations, Net of Tax												0.0	0.0		0.0
NET INCOME (LOSS)												900.2	711.8		681.7
Gross Property Additions												2,222.3	2,054.7		1,822.0
Balance Sheet Information
Total Property, Plant and Equipment		40,130.3					39,402.4					40,130.3	39,402.4
Accumulated Depreciation and Amortization		12,335.0					12,772.8					12,335.0	12,772.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		27,795.3					26,629.6					27,795.3	26,629.6
Assets from Discontinued Operations							0.0						0.0
Total Assets		35,792.3					33,705.1					35,792.3	33,705.1		32,745.5
Investments in Equity Method Investees		31.9					26.2					31.9	26.2
Long-term Debt Due Within One Year - Affiliated		0.0					111.0					0.0	111.0
Long-term Debt Due Within One Year		935.4					1,352.4					935.4	1,352.4
Long-term Debt - Affiliated		20.0					20.0					20.0	20.0
Long-term Debt		9,833.0					8,589.2					9,833.0	8,589.2
Total Long-term Debt Outstanding		10,788.4					10,072.6					10,788.4	10,072.6
Liabilities from Discontinued Operations							0.0						0.0
Vertically Integrated Utilities [Member] | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net												102.3	87.6	[10]	645.9
Transmission and Distribution Companies [Member]
Reportable Segment Information
Sales Revenue, Net												4,392.0	4,552.6		4,279.1
Revenues												4,556.6	4,813.6		4,478.4
Asset Impairments and Other Related Charges															0.0
Depreciation and Amortization												686.2	657.8		591.3
Interest and Investment Income												6.1	11.4		1.6
Carrying Costs Income												11.8	26.5		16.3
Interest Expense												275.8	279.9		291.0
Income Tax Expense (Credit)												185.5	211.1		198.3
Income from Continuing Operations												351.7	354.6		357.8
Income from Discontinued Operations, Net of Tax												0.0	0.0		0.0
NET INCOME (LOSS)												351.7	354.6		357.8
Gross Property Additions												1,048.3	1,037.7		870.9
Balance Sheet Information
Total Property, Plant and Equipment		13,840.5					13,023.8					13,840.5	13,023.8
Accumulated Depreciation and Amortization		3,529.2					3,480.7					3,529.2	3,480.7
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		10,311.3					9,543.1					10,311.3	9,543.1
Assets from Discontinued Operations							0.0						0.0
Total Assets		14,640.2					14,463.4					14,640.2	14,463.4		14,127.3
Investments in Equity Method Investees		0.9					1.1					0.9	1.1
Long-term Debt Due Within One Year - Affiliated		0.0					0.0					0.0	0.0
Long-term Debt Due Within One Year		824.7					405.2					824.7	405.2
Long-term Debt - Affiliated		0.0					0.0					0.0	0.0
Long-term Debt		4,776.8					5,224.2					4,776.8	5,224.2
Total Long-term Debt Outstanding		5,601.5					5,629.4					5,601.5	5,629.4
Liabilities from Discontinued Operations							0.0						0.0
Transmission and Distribution Companies [Member] | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net												164.6	261.0		199.3
AEP Transmission Holdco
Reportable Segment Information
Sales Revenue, Net												100.6	73.9		26.8
Revenues												329.2	191.9		77.7
Asset Impairments and Other Related Charges															0.0
Depreciation and Amortization												43.0	23.7		10.1
Interest and Investment Income												0.2	0.0		0.0
Carrying Costs Income												(0.2)	0.0		0.1
Interest Expense												37.2	23.5		10.0
Income Tax Expense (Credit)												91.3	62.9		29.0
Income from Continuing Operations												192.7	150.8		79.4
Income from Discontinued Operations, Net of Tax												0.0	0.0		0.0
NET INCOME (LOSS)												192.7	150.8		79.4
Gross Property Additions												1,121.3	948.3		842.6
Balance Sheet Information
Total Property, Plant and Equipment		3,977.6					2,714.2					3,977.6	2,714.2
Accumulated Depreciation and Amortization		52.3					24.5					52.3	24.5
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		3,925.3					2,689.7					3,925.3	2,689.7
Assets from Discontinued Operations							0.0						0.0
Total Assets		5,012.1					3,570.0					5,012.1	3,570.0		2,241.5
Investments in Equity Method Investees		630.8					548.0					630.8	548.0
Long-term Debt Due Within One Year - Affiliated		0.0					0.0					0.0	0.0
Long-term Debt Due Within One Year		0.0					0.0					0.0	0.0
Long-term Debt - Affiliated		0.0					0.0					0.0	0.0
Long-term Debt		1,648.4					1,147.5					1,648.4	1,147.5
Total Long-term Debt Outstanding		1,648.4					1,147.5					1,648.4	1,147.5
Liabilities from Discontinued Operations							0.0						0.0
AEP Transmission Holdco | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net												228.6	118.0		50.9
Generation and Marketing [Member]
Reportable Segment Information
Sales Revenue, Net												2,866.7	2,384.3	[10]	1,208.0
Revenues												3,412.7	3,849.6		3,665.2
Asset Impairments and Other Related Charges															154.3
Depreciation and Amortization												201.4	226.8		236.1
Interest and Investment Income												2.8	4.7		2.1
Carrying Costs Income												0.0	0.0		0.0
Interest Expense												40.0	45.3		55.5
Income Tax Expense (Credit)												194.6	179.3		112.2
Income from Continuing Operations												366.0	367.4		227.9
Income from Discontinued Operations, Net of Tax												0.0	0.0		0.0
NET INCOME (LOSS)												366.0	367.4		227.9
Gross Property Additions												134.3	164.9		185.2
Balance Sheet Information
Total Property, Plant and Equipment		7,461.3					8,394.3					7,461.3	8,394.3
Accumulated Depreciation and Amortization		3,367.0					3,602.9					3,367.0	3,602.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		4,094.3					4,791.4					4,094.3	4,791.4
Assets from Discontinued Operations							0.0						0.0
Total Assets		5,414.5					6,326.2					5,414.5	6,326.2		6,424.0
Investments in Equity Method Investees		0.1					0.1					0.1	0.1
Long-term Debt Due Within One Year - Affiliated		0.0					86.0					0.0	86.0
Long-term Debt Due Within One Year		71.6					740.0					71.6	740.0
Long-term Debt - Affiliated		32.2					32.2					32.2	32.2
Long-term Debt		639.5					214.8					639.5	214.8
Total Long-term Debt Outstanding		743.3					1,073.0					743.3	1,073.0
Liabilities from Discontinued Operations							0.0						0.0
Generation and Marketing [Member] | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net												546.0	1,465.3	[10]	2,457.2
All Other [Member]
Reportable Segment Information
Sales Revenue, Net	[11]											24.0	22.2		32.5
Revenues	[11]											99.0	95.4		88.8
Asset Impairments and Other Related Charges	[11]														0.0
Depreciation and Amortization	[11]											1.0	0.0		0.3
Interest and Investment Income	[11]											9.5	7.3		68.8
Carrying Costs Income	[11]											0.0	0.0		0.0
Interest Expense	[11]											30.7	25.5		26.9
Income Tax Expense (Credit)	[11]											(1.1)	15.8		(59.9)
Income from Continuing Operations	[11]											(42.0)	5.9		127.1
Income from Discontinued Operations, Net of Tax	[11]											283.7	47.5		10.3
NET INCOME (LOSS)	[11]											241.7	53.4		137.4
Gross Property Additions	[11]											4.9	17.2		9.1
Balance Sheet Information
Total Property, Plant and Equipment	[11]	350.9					342.7					350.9	342.7
Accumulated Depreciation and Amortization	[11]	176.9					188.1					176.9	188.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	[11]	174.0					154.6					174.0	154.6
Assets from Discontinued Operations	[11]						624.9						624.9
Total Assets	[11]	21,907.4					21,826.5					21,907.4	21,826.5		20,312.9
Investments in Equity Method Investees	[11]	56.8					73.0					56.8	73.0
Long-term Debt Due Within One Year - Affiliated	[11]	0.0					0.0					0.0	0.0
Long-term Debt Due Within One Year	[11]	0.1					2.8					0.1	2.8
Long-term Debt - Affiliated	[11]	0.0					0.0					0.0	0.0
Long-term Debt	[11]	843.2					836.3					843.2	836.3
Total Long-term Debt Outstanding	[11]	$ 843.3					839.1					843.3	839.1
Liabilities from Discontinued Operations	[11]						$ 434.8						434.8
All Other [Member] | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net	[11]											$ 75.0	$ 73.2		$ 56.3

[1]	Includes sale of AEPRO (see Note 7).
[2]	Includes termination of coal contract and a KPCo regulatory disallowance (see Note 4).
[3]	Amount excludes $482 million of Property, Plant and Equipment - Net classified as Assets from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[4]	Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.
[5]	Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[6]	Amount includes debt related to AEPRO. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[7]	Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation in Ohio.
[8]	Includes eliminations due to an intercompany capital lease.
[9]	Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP’s investments in subsidiary companies.
[10]	Includes the impact of the corporate separation of OPCo’s generation assets and liabilities that took effect December 31, 2013, as well as the impact of the termination of the Interconnection Agreement effective January 1, 2014.
[11]	Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and discontinued operations of AEPRO and other nonallocated costs.